Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $7,400,420. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 7,400,420
Final Prospectus	true